                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 860-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT             02/17/09
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:     883,377
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________
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
        COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                                VOTING AUTHORITY
                                   TITLE OF                VALUE        SHARES OR         INVESTMENT  OTHER
      NAME OF ISSUER                 CLASS       CUSIP               PRINCIPAL AMOUNT     DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- ------------- --------- ----------- ---------------- --- ---------- -------- --------- ------ -----
ALLEGHENY ENERGY ORD             COM           017361106  17,830,676     526,600 SH       SOLE                  526,600
AMBAC FINL GRP ORD               COM           023139108   2,761,607   2,124,313 SH       SOLE                2,124,313
AMBAC FINL GRP ORD               COM           023139108     477,100     367,000 SH   PUT SOLE                  367,000
AMERICAN COML ORDINARY           COM NEW       025195207   4,239,000     865,102 SH       SOLE                  865,102
ATLAS AMERICA STK                COM           049167109  12,904,398     868,983 SH       SOLE                  868,983
BURLINGTON NORTHERN SANTA FE ORD COM           12189T104   8,555,230     113,000 SH       SOLE                  113,000
CYPRESS SEMI ORD                 COM           232806109  32,493,771   7,269,300 SH       SOLE                7,269,300
DISH NETWORK CORP A              CL A          25470M109  27,739,927   2,501,346 SH       SOLE                2,501,346
DST SYSTEMS ORD                  COM           233326107  12,151,245     319,938 SH       SOLE                  319,938
ECHOSTAR CORP                    CL A          278768106  28,895,354   1,943,198 SH       SOLE                1,943,198
FBR CAPITAL MARKETS CORP         COM           30247C301   6,414,369   1,319,829 SH       SOLE                1,319,829
FIRST SOLAR ORD                  COM           336433107   4,690,640      34,000 SH       SOLE                   34,000
FISERV STK                       COM           337738108 100,406,950   2,760,708 SH       SOLE                2,760,708
FLOWSERVE ORD                    COM           34354P105  46,091,470     894,980 SH       SOLE                  894,980
HENRY JACK & ASSOC INC           COM           426281101   3,708,203     191,046 SH       SOLE                  191,046
HLTH CORPORATION ORDINARY        COM           40422Y101  30,493,055   2,915,206 SH       SOLE                2,915,206
HOLOGIC STK                      COM           436440101   2,455,762     187,893 SH       SOLE                  187,893
KAISER ALUMINUM ORD              COM PAR $0.01 483007704   6,057,812     268,997 SH       SOLE                  268,997
KRAFT FOODS A ORD                CL A          50075N104  14,151,266     527,049 SH       SOLE                  527,049
MAIDEN HOLDINGS ORD              SHS           G5753U112  13,020,772   4,159,991 SH       SOLE                4,159,991
MAXIM INTEGRATED PRODUCTS INC    COM           57772K101  26,624,097   2,331,357 SH       SOLE                2,331,357
MBIA ORD                         COM           55262C100   2,059,420     506,000 SH       SOLE                  506,000
PHI NON-VOTING ORD               COM NON VTG   69336T205     559,559      39,940 SH       SOLE                   39,940
PHI ORD                          COM VTG       69336T106   4,145,716     252,326 SH       SOLE                  252,326
PHILIP MORRIS INTERNATIONAL ORD  COM           718172109  79,623,300   1,830,000 SH       SOLE                1,830,000
PRIDE INTL ORD                   COM           74153Q102  15,179,418     949,901 SH       SOLE                  949,901
RANGE RESOURCES ORD              COM           75281A109  24,034,105     698,869 SH       SOLE                  698,869
ROWAN COMPANIES ORD              COM           779382100   4,916,630     309,222 SH       SOLE                  309,222
SEACOR HOLDINGS ORD              COM           811904101 129,970,166   1,950,040 SH       SOLE                1,950,040
SOUTHERN UNION ORD               COM           844030106  78,406,912   6,012,800 SH       SOLE                6,012,800
SUNPOWER CORP CLASS B            COM CL B      867652307  18,293,101     600,956 SH       SOLE                  600,956
TEKELEC ORD                      COM           879101103  86,044,067   6,450,080 SH       SOLE                6,450,080
UNION PACIFIC ORD                COM           907818108  28,541,380     597,100 SH       SOLE                  597,100
VISA ORD CL A                    COM CL A      92826C839   9,441,000     180,000 SH       SOLE                  180,000


Value Total                       Entry Total
--------------------------------  -----------
883,377,478                       34